Income Taxes - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Deferred tax benefit, Bermuda economic transition adjustment		$ (23.5)
Pillar Two top-up tax (expense)/benefit	$ 21.4	21.4	$ 4.5	$ 0.0
Net operating loss carryforwards		5.0	27.5
Valuation allowance		(2.2)	(2.2)
Net deferred tax asset		$ 105.7	118.9	90.0
Electronic transfer account, deferred tax asset expected utilization period		15 years
Unrecognized tax benefits that would impact effective tax rate		$ 75.0	75.0	$ 75.0
United Kingdom
Income Tax Examination [Line Items]
Net operating loss carryforwards		14.9	98.5
Republic of Ireland
Income Tax Examination [Line Items]
Net operating loss carryforwards		$ 10.6	$ 5.5